Salaries and personnel expenses	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Salaries and personnel expenses	Salaries and personnel expenses

(in USD millions, except average number of employees)	2025	2024	2023

Salaries1)	3,590	3,197	2,876
Pension costs2)	487	495	441
Payroll tax	497	538	511
Other compensations and social costs	381	381	375

Total payroll expenses	4,955	4,610	4,203

Average number of employees3)	24,700	24,400	23,000

1) Salaries include bonuses and expatriate costs in addition to base pay.
2) See note 22 Pensions.
3) Part time employees amount to 2% for, 2025, 2% for 2024 and 2% for 2023.
Total payroll expenses are accumulated in cost-pools and partially charged to partners of Equinor operated licences on an hours incurred basis.

Compensation to the board of directors (BoD) and the corporate executive committee (CEC)
	Full year
(in USD million)1)	2025	2024	2023

Current employee benefits	12.4	11.1	10.7
Post-employment benefits	0.4	0.3	0.3
Other non-current benefits	0.0	0.0	0.0
Share-based payment benefits	—	0.2	0.3

Total benefits	12.8	11.6	11.3

1) All figures in the table are presented on accrual basis.
At 31 December 2025, 2024, and 2023 there are no loans to the members of the BoD or the CEC.
Share-based compensation
Equinor's share saving plan provides employees with the opportunity to purchase Equinor shares through monthly salary deductions and a contribution by Equinor. If the shares are kept for two full calendar years of continued employment following the year of purchase, the employees will be allocated one bonus share for each share they have purchased.
Estimated compensation expense including the contribution by Equinor for purchased shares, amounts vested for bonus shares granted and related social security tax was USD 82 million, USD 83 million, and USD 78 million related to the
2025, 2024 and 2023 programmes, respectively. For the 2026 programme (granted in 2025), the estimated compensation expense is USD 94 million. At 31 December 2025 the amount of compensation cost yet to be expensed throughout the vesting period is USD 190 million.
See note 20 Shareholders’ equity, capital distribution and earnings per share for more information about share-based compensation.